TAXES (Details) ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2025 USD ($) subsidiary	Jun. 30, 2025 HKD ($) subsidiary	Jun. 30, 2025 CNY (¥) subsidiary	Jun. 30, 2024 USD ($) subsidiary
TAXES
Revenue from Baird Medical LLC business	$ 7,959,494			$ 13,136,588
Income tax provision	$ 559,131			$ 481,279
United States
TAXES
Number of subsidiaries | subsidiary	3	3	3	3
Income tax provision				$ 0
Hong Kong | Up to first HKD 2 million profits
TAXES
Statutory tax rate	8.25%	8.25%	8.25%
Threshold revenue for tax percentages		$ 2
Hong Kong | Profits above HKD 2 million
TAXES
Statutory tax rate	16.50%	16.50%	16.50%
Exceeding threshold revenue for tax percentage		$ 2
PRC
TAXES
Statutory tax rate	25.00%	25.00%	25.00%
Preferential tax rate	15.00%	15.00%	15.00%	15.00%
PRC | Up to first RMB 1 million
TAXES
Preferential tax rate	20.00%	20.00%	20.00%
Assessable profits, percent	12.50%	12.50%	12.50%
Threshold revenue for tax percentages | ¥			¥ 1.0
Assessable profits, amount	$ 137,881
PRC | Profits exceeding RMB 1 million but up to RMB 3 million
TAXES
Preferential tax rate	20.00%	20.00%	20.00%
Assessable profits, percent	25.00%	25.00%	25.00%
Threshold revenue for tax percentages | ¥			¥ 1.0
Exceeding threshold revenue for tax percentage | ¥			¥ 3.0
PRC | Up to first RMB 3 million
TAXES
Preferential tax rate	20.00%	20.00%	20.00%
Assessable profits, percent	25.00%	25.00%	25.00%
Threshold revenue for tax percentages | ¥			¥ 3.0
Assessable profits, amount	$ 413,644